Financial Instruments - Summary Of Portfolio of Financial Instruments Composed of Debt Instruments and DFI (Detail) $ in Millions	Sep. 30, 2021 MXN ($)
LIBOR 1M USD [Member]
Disclosure of detailed information about financial instruments [line items]
Debt Notional Amount	$ 3,222
DFI Notional Amount	2,500
LIBOR 3M USD [Member]
Disclosure of detailed information about financial instruments [line items]
Debt Notional Amount	552
DFI Notional Amount	156
LIBOR 6M USD [Member]
Disclosure of detailed information about financial instruments [line items]
Debt Notional Amount	885
DFI Notional Amount	244
EURIBOR 3M EUR [Member]
Disclosure of detailed information about financial instruments [line items]
Debt Notional Amount	650
TIIE 28D MXN [Member]
Disclosure of detailed information about financial instruments [line items]
Debt Notional Amount	6,152
DFI Notional Amount	30,513
TIIE 91D MXN [Member]
Disclosure of detailed information about financial instruments [line items]
Debt Notional Amount	$ 27,922